General & Administrative Expenses	12 Months Ended
Dec. 31, 2017
General & Administrative Expenses [Abstract]
General & Administrative Expenses
Note 11 - General & Administrative Expenses

General and Administrative Expenses:

(Dollars in thousands)	2017	2016	2015
Total Compensation to Employees and Directors	$11,655	$15,998	$17,626
Office and Administrative Expenses	2,147	2,213	2,407
Audit, Legal and Consultancy	3,377	1,180	1,573
Total General and Administrative Expenses	$17,180	$19,391	$21,607

Stock Compensation

The Company has an Incentive Compensation Plan (“Plan”) for the benefit of Directors and senior management.  Different awards may be granted under this Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Stock Options

The exercise price for options cannot be less than the fair market value of a common stock on the date of grant.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office.  The awards have graded vesting.  For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The Plan may allow for different criteria for new grants.

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Stock Compensation Series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
(1) Granted October 2005, stock options *	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options**	155,000	5 years	1.31
(5) Granted June 2013, stock options**	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	$4.61

* The stock options in item (1) above expired in September 2015.
** The exercise price for the options in items (4) and (5) above is $7.75 and $10.70, respectively, to be adjusted for dividends declared and paid subsequent to the grant date.

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The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **
Outstanding at December 31, 2013	493,523	310,965	9.64
Granted	750,000
Exercised*	324,008
Forfeited
Outstanding at December 31, 2014	919,515	310,965	9.64

Outstanding at December 31, 2014	919,515	310,965	9.64
Granted	850,000
Exercised*	383,683
Forfeited		965
Outstanding at December 31, 2015	1,385,832	310,000	$9.64

Outstanding at December 31, 2015	1,385,832	310,000	9.64
Granted	824,000
Exercised*	833,012
Forfeited		-
Outstanding at December 31, 2016	1,376,820	310,000	$9.64

Outstanding at December 31, 2016	1,376,820	310,000	9.64
Granted	900,000
Exercised*	1,132,988
Forfeited	57,501
Outstanding at December 31, 2017	1,086,331	310,000	$9.64

*Does not include shares in lieu of dividends
**To be adjusted for dividends declared and paid subsequent to the respective grant dates.

Stock Compensation Expense

(Dollars in thousands)	2017	2016	2015
Expense recognized from stock compensation	4,806	6,936	7,436

The fair value on the vesting date for shares that vested in 2017 was $4.83 for 1,189,100 shares and $3.68 for 70,108 shares.  The fair value on the vesting date for shares that vested in 2016 was $5.67 for 285,362 shares, $5.78 for 530,594 shares and $3.86 for 67,744 shares.  The fair value on the vesting date for shares that vested in 2015 was $7.35 for 318,264 shares, $6.90 for 13,750 shares and $7.82 for 51,669 shares.  All share-based compensation is equity-settled and no payments were made for the vested shares.  The weighted average contractual life for the outstanding stock compensation series was 0.38 years as of December 31, 2017.

Valuation of Stock Compensation

For the year 2016, a total of 900,000 shares of restricted stock were awarded to management and the board of directors in January 2017, vesting in equal amounts on February 4, 2017, 2018 and 2019, respectively, subject to continued employment or office, as applicable.  The calculated fair value at grant date was equal to the share price at grant date.  For the year 2015, a total of 824,000 shares of restricted stock were awarded to management and the board of directors in January 2016, vesting in equal amounts on February 4, 2016, 2017 and 2018, respectively, subject to continued employment or office, as applicable.  The calculated fair value at grant date was equal to the share price at grant date.

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In January 2015, the vesting criteria for all restricted shares awarded for the year 2013 that vest subject to continued employment or office with us, as applicable, and certain market conditions was changed to be subject to continued employment or office, as applicable, only.  The change resulted in an increase in the fair value of the restricted shares totaling $387, which is recognized over the remaining vesting period in a manner similar to the original amount.

Compensation of Executives and Directors

Remuneration of Executives and Directors as a group:

(Dollars in thousands)	2017	2016	2015
Cash compensation	$4,171	$4,162	$5,434
Pension cost	155	158	167
Share compensation *	4,107	6,227	6,223
Total remuneration	$8,433	$10,547	$11,823

*Share compensation reflects the expense recognized.

Shares held by Executives and Directors:

	2017	2016	2015
Executives and Directors as a group*	2,729,680	2,416,385	1,967,768

*Includes 906,666 (2016: 1,184,155, 2015: 1,234,166) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive's employment, the Executives of the Company may be entitled to an amount equal to 18 months' base salary and any unvested equity awards may become fully vested in certain circumstances.